Loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share
Schedule of loss per share

	2024 £’000	2023 £’000	2022 £’000
Numerator
Loss used in basic EPS and diluted EPS:
Continuing operations	(5,729)	(7,079)	(7,656)
Denominator
Weighted average number of ordinary shares used in basic EPS:	4,952,784,179	315,849,600	4,941,793
Basic and diluted loss per share:
Continuing operations	(0.001)	(0.02)	(1.55)